STOCKHOLDERS' EQUITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Schedule of stock option activity
	Number of Shares	Weighted- average Exercise Price	Weighted-average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at December 31, 2018	1,632,000	$7.80	9.07	$-
Granted	-	-	-	-
Exercised	-	-	-	-
Expired/Forfeited	-	-	-	-
Outstanding at March 31, 2019	1,632,000	$7.80	8.82	$-
Exercisable at March 31, 2019	994,000	$7.80	8.79	$-

	Number of Shares	Weighted- average Exercise Price	Weighted-average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at December 31, 2017	-	$-	-	$-
Granted	1,632,000	7.80	10.0	-
Exercised	-	-	-	-
Expired/Forfeited	-	-	-	-
Outstanding at December 31, 2018	1,632,000	$7.80	9.07	$-
Exercisable at December 31, 2018	841,333	$7.80	9.03	$-

Schedule of assumptions use for fair values of the options granted
Market value of common stock on grant date	$7.71
Risk free interest rate (1)	2.40% - 2.56%
Dividend yield	None
Volatility factor (2)	262%-267%
Weighted average expected life in years (3)	5.75
Expected forfeiture rate	0%

(1)	The risk-free interest rate was determined by management using the U.S. Treasury zero-coupon yield over the contractual term of the option on date of grant.

(2)	Due to a lack of stock volatility history, the Company uses peer companies to estimate the volatility factor.

(3)	Due to a lack of stock option exercise history, the Company uses the simplified method under SAB 107 to estimate expected term.